Income Tax - Reconciliation of income tax benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Taxes [Abstract]
Accounting profit	$ (65,834)	$ (59,652)	$ (4,907)
Loss before income tax benefit (expense)	(65,834)	(59,652)	(4,907)
At the United Kingdom's statutory income tax rate of 19%, 19.75%, and 20.00% in fiscal 2018, 2017 and 2016, respectively	$ 12,508	$ 11,781	$ 983
At the United Kingdom's statutory income tax rate of 19%, 19.75%, and 20.00% in fiscal 2018, 2017 and 2016, respectively	19.00%	19.75%	20.00%
Tax effect of amounts that are not taxable (deductible) in calculating taxable income:
Research and development incentive	$ 2,620	$ 18,404	$ 20,673
Non-deductible charges relating to exchangeable senior notes	(3,195)	0	0
Share-based payment	(11,199)	(9,946)	(6,317)
Foreign tax credits not utilized	(81)	0	(4,011)
Amortization of intangible assets that do not give rise to deferred taxes	(31)	(673)	(907)
Non-deductible retention on acquisition	0	(150)	(405)
Non-assessable non-operating items	0	0	7,995
Foreign tax rate adjustment	(4,968)	(1,990)	(7,341)
Adjustment to deferred tax balance	(14,602)	(332)	150
Other items, net	(1,148)	(551)	(254)
Income tax benefit (expense) before adjustments in respect to current and deferred tax of previous years	(20,096)	16,543	10,566
Adjustments in respect to current income tax of previous years	(48)	(25)	989
Adjustments in respect to deferred income tax of previous years	(33,363)	630	(2,275)
Income tax benefit (expense)	$ (53,507)	$ 17,148	$ 9,280